Property and Equipment, Net - Schedule of Depreciation Expense (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Schedule of Depreciation Expense [Line Items]
Total depreciation expense		$ 86,250	$ 11,085	$ 15,279
General and administrative expense [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense		$ 86,250		$ 15,279
Successor [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense					$ 9,904
Successor [Member] | General and administrative expense [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense					$ 9,904
Predecessor [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense
Predecessor [Member] | General and administrative expense [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense